INVENTORIES (Details) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 385,798	$ 867,543	$ 576,936
Finished goods	32,345	34,013
Total inventories	633,174	1,127,678	821,602
Compost [Member]
Inventory [Line Items]
Work in progress	64,405	67,727	66,990
Growing Mushrooms [Member]
Inventory [Line Items]
Work in progress	$ 150,626	$ 158,395	$ 177,676